Material accounting policies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Jun. 30, 2025	Jun. 20, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Reverse stock split description	10-to-1 reverse stock split
Cash budgeted		$ 60		$ 199	$ 553	$ 1,285
Receive gross cash from capital raisings		9,800
Cash		60,500
Gross proceeds		14,100
Issued as a debt		5,000
Issued capital		2,704		533	308
Current assets		19,300
Current assets		74,569	$ 60,500	17,660	10,363
Issued price per share			$ 6.05
Cash		73,162		10,044	7,087
Unrestricted cash		100		200	600
Ordinary shares value		13,000
Outstanding debt and borrowing		29,200		29,100	32,400
Proceeds from other debt		8,700
Impairment of depreciation or amortization		$ 0
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease commitments lease terms		2 months
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease commitments lease terms		8 years
Directors [member]
IfrsStatementLineItems [Line Items]
Adjusted net current assets increase		$ 19,300
Issued capital [member]
IfrsStatementLineItems [Line Items]
Current assets		60,500
Current receivable		60,500
REG S private placement [member]
IfrsStatementLineItems [Line Items]
Issued capital		121,000	$ 60,500
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issued capital		$ 2,703,797		$ 533,298	$ 307,815
Issued price per share		$ 0.12		$ 0.12	$ 0.12
Ordinary shares [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Issued price per share		$ 0.12
Tembo SPAC merger [member]
IfrsStatementLineItems [Line Items]
Consideration transferred, acquisition-date fair value		$ 100,000
VivoPower Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Cash budgeted		197
Energi Holdings [member] | Tembo SPAC merger [member]
IfrsStatementLineItems [Line Items]
Consideration transferred, acquisition-date fair value		$ 200,000
Tembo group [member]
IfrsStatementLineItems [Line Items]
Ownership percentage		100.00%
Deposits and other cash inflows		$ 413
Vivo Power Pty Ltd and Tembo Group [member]
IfrsStatementLineItems [Line Items]
Deposits and other cash inflows		413
Cash		$ 5,000